Investments and Interests in Other Entities - Additional Information (Details) - BRL (R$) R$ in Thousands						1 Months Ended				12 Months Ended
	Nov. 15, 2019	Oct. 25, 2019	Oct. 14, 2019	Sep. 20, 2019	Jul. 02, 2018	Dec. 31, 2019	Jan. 31, 2017	Dec. 31, 2016	Apr. 30, 2015	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Investments and Interests in Other Entities
Cash consideration paid to selling shareholders on acquisition date							R$ 4,000
Geekie Desenvolvimento de Softwares S.A.
Investments and Interests in Other Entities
Ownership interest percentage in associates					8.05%						6.54%
Percentage on acquisition of additional interest in equity					1.51%
Payment to acquire additional interest					R$ 2,000
Circumstances used to determination of exercise price										the Company's EBITDA for 2021 multiplied by Geekie's EBITDA, including any cash or debt; or10 times Geekie´s EBITDA for 2021, less net debt.
Put options
Investments and Interests in Other Entities
Remaining ownership interest percentage										75.00%
WPensar S.A.
Investments and Interests in Other Entities
Ownership interest percentage in joint venture									25.00%
Cash consideration						R$ 5,000				R$ 5,000
Capital contribution						4,777				4,777
Initial recognition						R$ 223				R$ 223
Cash and cash equivalent threshold amount of selling shareholders												R$ 5,000
WPensar S.A. | Call Options
Investments and Interests in Other Entities
Remaining ownership interest percentage										75.00%
Derivative exercise period										July 10, 2020 through July 10, 2021
WPensar S.A. | Put options
Investments and Interests in Other Entities
Derivative exercise period										July 10, 2021 through July 10, 2022
Geekie Desenvolvimento de Softwares S.A.
Investments and Interests in Other Entities
Cash consideration							8,000
Capital contribution							R$ 4,000
Ownership interest percentage in associates								6.54%
Additional capital to subscribe if cash and cash equivalent are lower than threshold of selling shareholders												R$ 2,000
Percentage on acquisition of additional interest in equity	1.17%	18.44%	1.92%	0.96%		7.00%
Payment to acquire additional interest	R$ 2,000		R$ 2,500	R$ 1,218		R$ 4,282
Remaining ownership interest percentage	30.53%	29.36%	10.92%	9.01%		37.53%
Geekie Desenvolvimento de Softwares S.A. | Call Options
Investments and Interests in Other Entities
Derivative exercise period										May 1, 2022, through May 31, 2022
Maximum percentage of settlement up on exercise of the option										50.00%
Remaining ownership interest percentage										62.47%
Geekie Desenvolvimento de Softwares S.A. | Put options
Investments and Interests in Other Entities
Remaining ownership interest percentage										62.47%